Consolidated Balance Sheets - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Current assets:
Cash and cash equivalents		$ 4,520,241	$ 317,322
Accounts receivable, net		654,209	854,174
Contract assets, net		595,870	220,792
Deferred initial public offering costs			478,341
Loan receivable, net		127,181
Prepayments		476,022	18,250
Prepaid Income Tax		110,758
Deferred tax assets, net		174,915
Deposits and other current assets, net		85,272	18,554
Total current assets		6,931,001	2,060,660
Non-current assets:
Property and equipment, net		10,541	8,629
Operating lease right-of-use assets, net		178,865	42,180
Prepayments		455,148
Total non-current assets		644,554	50,809
TOTAL ASSETS		7,575,555	2,111,469
Current liabilities:
Accounts payable		345,614	363,355
Bank Loan, current		103,692
Contract liabilities		4,499	20,445
Income tax payable			242,741
Operating lease liabilities, current		95,130	42,180
Accrued liabilities and other payables		173,516	240,193
Total current liabilities		722,451	913,749
Non-current liabilities:
Bank loan, non-current		962,671
Operating lease liabilities, non-current		90,965
Total non-current liabilities		1,053,636
TOTAL LIABILITIES		1,776,087	913,749
COMMITMENTS AND CONTINGENCIES (Note 21)
SHAREHOLDERS’ EQUITY
Additional paid-in capital		6,059,532	1,284
(Accumulated losses) Retained earnings		(269,143)	1,191,973
Accumulated other comprehensive income		5,079	463
Total Shareholders’ Equity		5,799,468	1,197,720
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		7,575,555	2,111,469
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares value	[1]	4,000	4,000
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares value	[1]
Related Party
Current assets:
Accounts receivable – related party, net		186,533	150,602
Contract assets – related party, net			2,625
Current liabilities:
Due to related parties			$ 4,835

[1]	Shares presented on a retrospective basis to reflect the share subdivision (see Note 1)